Stock-based Compensation - Schedule of Fair Value of Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of Stock Options [Line Items]
Weighted average expected volatility	72.86%	43.47%
Weighted average expected term in years	4 years 2 months 23 days	5 years 7 months 13 days
Expected dividend yield	0.00%	0.00%
Fair value of common stock	$ 3.83	$ 2.05
Maximum [Member]
Schedule of Fair Value of Stock Options [Line Items]
Risk-free interest rate	4.36%	4.30%
Minimum [Member]
Schedule of Fair Value of Stock Options [Line Items]
Risk-free interest rate	3.91%	4.29%